Note 11 - Options (Details)	12 Months Ended
	Nov. 30, 2019 $ / shares	Nov. 30, 2019 $ / shares	Nov. 30, 2018 $ / shares	Nov. 30, 2017 $ / shares
Volatility, minimum	93.90%	93.90%
Volatility, maximum	111.93%	111.93%
Volatility			0.00%	71.70%
Risk-free interest rate, minimum	1.62%	1.62%
Risk-free interest rate, maximum	1.90%	1.90%
Risk-free interest rate			0.00%	1.56%
Expected life (in years)				5 years 5 months 26 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)		$ 0.26	$ 0.00	$ 7.50
Maximum [Member]
Expected life (in years)	5 years 9 months 11 days	5 years 9 months 11 days
The weighted average grant date fair value per options granted (in Dollars per share)	$ 0.22
MInimum [Member]
Expected life (in years)	10 years	10 years
The weighted average grant date fair value per options granted (in Dollars per share)	$ 0.28